Leases (Details) - Schedule of operating lease expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Operating Lease Expense Abstract
Fixed lease expense	$ 275,763	$ 275,485
Variable lease expense	178,032	180,818
Total operating lease expense	$ 453,795	$ 456,303